LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES	LEASES
The Company has entered into various non-cancelable operating lease agreements for certain of our office spaces and motor vehicles. The leases have original lease periods expiring between 2020 and 2037. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured at lease commencement.

The operating lease cost for the year ended December 31, 2020 was $23,086.

Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2020
Operating cash flows from operating leases	$25,225
New right-of-use assets obtained in exchange for operating lease obligations	$9,243

Maturities of lease liabilities were as follows:

Operating Leases
2021	$22,777
2022	21,076
2023	13,389
2024	10,968
2025	9,649
Thereafter	72,010
Total lease payments	149,869

Less imputed interest	(35,195)

Total	$114,674

Supplemental balance sheet information related to leases was as follows:

Year Ended December 31, 2020
Current maturities of operating leases	22,412
Long-term operating leases	92,262
Total operating lease liabilities	$114,674

Weighted-average remaining operating lease term	10.17
Weighted-average discount rate of operating leases	5.23%